Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Line Items]
Inventory	$ 127,919	$ 129,060
Retail Liquor
Disclosure Of Inventories [Line Items]
Inventory	73,538	83,923
Retail Cannabis
Disclosure Of Inventories [Line Items]
Inventory	21,783	19,516
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Raw materials, packaging and components	13,030	7,781
Extracted cannabis & hemp oils	16,058	11,989
Work-in-progress	0	995
Finished goods	$ 3,510	$ 4,856